Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$3,205,828	$1,453,868	$47,481
Forward exchange contracts	246,710	161,924	5,288
Non-derivative financial assets
Quoted ordinary shares	2,521,964	2,099,844	68,577
Private-placement funds	1,599,932	1,796,015	58,655
Unquoted preferred shares	628,156	747,960	24,427
Open-end mutual funds	293,385	307,669	10,048
Contingent considerations	438,176	—	—
Hybrid financial assets
Convertible notes	—	61,410	2,006

	8,934,151	6,628,690	216,482
Current	6,825,157	4,084,715	133,400

Non-current	$2,108,994	$2,543,975	$83,082

Financial liabilities held for trading - current

Derivative instruments (non-designated hedges)
Swap contracts	$543,547	$1,183,469	$38,650
Forward exchange contracts	83,213	118,873	3,882

	$626,760	$1,302,342	$42,532

a.	At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2022

Sell RMB/Buy US$	2023.01	RMB2,436,980/US$350,000
Sell NT$/Buy US$	2023.01 - 2023.12	NT$78,424,577/US$2,690,000
Sell US$/Buy KRW	2023.01	US$42,000/KRW54,152,400
Sell US$/Buy NT$	2023.01	US$530,320/NT$16,220,105

December 31, 2023

Sell RMB/Buy US$	2024.01	RMB869,750/US$122,000
Sell HKD/Buy US$	2024.03	HKD11,340/US$1,455
Sell JPY/Buy US$	2024.03	JPY385,320/US$2,746
Sell NT$/Buy US$	2024.01 - 2024.12	NT$89,691,195/US$2,988,500
Sell US$/Buy KRW	2024.01	US$31,000/KRW40,420,300
Sell US$/Buy NT$	2024.01	US$353,290/NT$10,965,140

b.	At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2022

Sell RMB/Buy JPY	2023.01	RMB42,181/JPY810,000
Sell RMB/Buy NT$	2023.01 - 2023.02	RMB7,000/NT$30,722
Sell RMB/Buy US$	2023.01 - 2023.02	RMB1,081,934/US$155,418
Sell EUR/Buy JPY	2023.01	EUR697/JPY100,000
Sell NT$/Buy US$	2023.01 - 2023.03	NT$4,010,015/US$130,000
Sell US$/Buy RMB	2023.01 - 2023.03	US$368,500/RMB2,579,155
Sell US$/Buy EUR	2023.01 - 2023.10	US$14,668/EUR14,640
Sell US$/Buy JPY	2023.01	US$63,743/JPY8,485,493
Sell US$/Buy KRW	2023.01	US$2,000/KRW2,534,800
Sell US$/Buy MYR	2023.01 - 2023.03	US$25,000/MYR112,639
Sell US$/Buy NT$	2023.01 - 2023.03	US$125,410/NT$3,830,145
Sell US$/Buy PLN	2023.01 - 2023.12	US$12,000/PLN61,129
Sell US$/Buy SGD	2023.01 - 2023.02	US$16,600/SGD22,783

December 31, 2023

Sell RMB/Buy JPY	2024.01	RMB8,292/JPY165,000
Sell RMB/Buy NT$	2024.02 - 2024.03	RMB2,628/NT$11,468
Sell RMB/Buy US$	2024.01	RMB132,074/US$18,539
Sell EUR/Buy CZK	2024.01 - 2024.06	EUR 2,435 /CZK 60,000
Sell NT$/Buy US$	2024.01 - 2024.03	NT$4,647,815/US$150,000
Sell US$/Buy RMB	2024.01 - 2024.02	US$297,286/RMB2,118,620
Sell US$/Buy JPY	2024.01	US$33,315/JPY4,770,080
Sell US$/Buy KRW	2024.01	US$95,710/KRW123,622,879
Sell US$/Buy MYR	2024.01	US$16,000/MYR74,547
Sell US$/Buy NT$	2024.01 - 2024.03	US$67,170/NT$2,079,110
Sell US$/Buy PLN	2024.01 - 2024.06	US$6,000/PLN26,130
Sell US$/Buy SGD	2024.01 - 2024.02	US$12,500/SGD16,770